Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Lease Payments
Approximate future minimum lease payments for the Company’s
non-cancelable
operating leases are as follows as of December 31, 2021:

Year ended December 31,
2022	$1,369
2023	1,391
2024	1,361
2025	1,342
2026	1,364
Thereafter	2,386

Total	$9,213